Share-based payments - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) £ / shares	Dec. 31, 2022 USD ($) £ / shares	Dec. 31, 2021 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period of share awards	3 years
Weighted average share price at exercise date	£ 54.703	£ 49.505
Liabilities from share-based payment transactions | $	£ 0	£ 0	$ 0
Maximum [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
IHG share price	£ 71.18	£ 53.38
Minimum [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
IHG share price	48.32	41.93
Closing [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
IHG share price	£ 70.90	£ 47.44